NEW ENGLAND LIFE INSURANCE COMPANY

New England Variable Life Separate Account

Supplement dated October 7, 2024 to the

Prospectuses Dated April 29, 2024, May 1, 2002, May 1, 2001,

October 25, 1999, April 30, 1999, May 1, 1988

Zenith Flexible Life

Zenith Flexible Life 2001

Zenith Life Plus

Zenith Life Plus II

Zenith Life

Zenith Life Executive 65

Zenith Life One

Zenith Variable Whole Life

This supplement describes a change to the variable life insurance policies listed above issued by New England Life Insurance Company (“we” or “us”).

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of your prospectus, write to us at: New England Life Insurance Company, P.O. Box 4261, Clinton, IA 52733-4261, call us at (833) 208-3017, or access the Securities and Exchange Commission’s website at http://sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

Information Change for the Office that Administers Your Policy

Effective October 21, 2024, contact information for the designated offices that receive policy owner servicing requests, transactions and inquiries for your policy will change. Please use the following new contact information:

Premium and Loan Payments*	New England Life Insurance Company P.O. Box 71114 Charlotte, NC 28272-1114
All Other Policy Transactions and Inquiries	New England Life Insurance Company P.O. Box 4261 Clinton, IA 52733-4261
Telephone Number Fax Number	(833) 208-3017 (877) 319-2495

*If you are a corporate owner of Zenith Life Executive 65, Zenith Life Plus, Zenith Life Plus II, Zenith Flexible Life, or Zenith Flexible Life 2001, AND you utilize a payroll deduction billing arrangement to collect amounts due from an insured under the policy (commonly referred to as list statement billing), the designated office to send Premium and Loan Payments is New England Life Insurance Company, P.O. Box 38090, Philadelphia, PA 19101-8090.

(NEVL_409_410_412_414_417_PRO)

We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on January 21, 2025. After this date, requests and elections, sent to an address other than the ones provided above, may be returned or there may be a delay in processing requests and applying payments.

This change does not affect any of your contractual provisions. All rights and benefits you have with your policy remain the same.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE